Employee Benefits - Summary of Provisions for Employee Benefits (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of defined benefit plans [line items]
Employee benefits, beginning balance	€ 1,833	€ 1,385
Increases/ Present value	200	687
Decrease	(414)	(229)
Exchange differences and other changes		(10)
Employee benefits, ending balance	1,619	1,833
Non-current portion, beginning balance	1,736	1,355
Non-current portion, ending balance	1,567	1,736
Current portion, beginning balance	97	30
Current portion, ending balance	52	97
Provision for employee severance indemnities [member]
Disclosure of defined benefit plans [line items]
Employee benefits, beginning balance	958	1,009
Increases/ Present value	(8)
Decrease	(63)	(51)
Employee benefits, ending balance	887	958
Provision for pension plans and other [member]
Disclosure of defined benefit plans [line items]
Employee benefits, beginning balance	22	28
Increases/ Present value	3	(2)
Decrease	(3)	(1)
Exchange differences and other changes		(3)
Employee benefits, ending balance	22	22
Provision for termination benefit incentives and Corporate restructuring expenses [member]
Disclosure of defined benefit plans [line items]
Employee benefits, beginning balance	853	348
Increases/ Present value	205	689
Decrease	(348)	(177)
Exchange differences and other changes		(7)
Employee benefits, ending balance	710	853
Other provisions for employee benefits [member]
Disclosure of defined benefit plans [line items]
Employee benefits, beginning balance	875	376
Increases/ Present value	208	687
Decrease	(351)	(178)
Exchange differences and other changes		(10)
Employee benefits, ending balance	€ 732	€ 875